CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) $ in Thousands	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 ₪ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ₪ / shares
Statement of Financial Position [Abstract]
Accounts Receivable, allowance for doubtful accounts | $	$ 85		$ 85
Ordinary shares, par value | ₪ / shares		₪ 0.015		₪ 0.015
Ordinary shares authorized	150,000,000		150,000,000
Ordinary shares issued	37,252,251		35,972,470
Ordinary shares outstanding	37,252,251		35,972,470